Non-Convertible Debt (Schedule of Non Convertible Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Accretion and capitalized interest	$ 2,105	$ 3,429
Total Non-Convertible Debt		178,483
Less current portion		(178,483)	$ (93,081)	$ (92,268)
Non-current portion
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Non Convertible Debt - beginning of period	178,483	92,268
Transition to IFRS 9		813
Non-Convertible Debt - adjusted beginning of period	178,483	93,081
Change due to modification	(352)	(1,452)
Accretion and capitalized interest	12,305	17,131
Funding, net of costs		69,723
Repayment	$ (190,436)